Dividends - Dividends to the parent company (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)		£ 0.102		£ 0.124
Dividends paid on ordinary shares		£ 81		£ 99
Dividends recognised as distributions to owners	[1]	£ 173	£ 359	£ 187
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)		£ 0.102		£ 0.124
Dividends paid on ordinary shares		£ 81		£ 99
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Total coupons on capital securities classified as equity		86		83
Dividends to parent
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	[1]	£ 167	£ 353	£ 182

[1]	The dividends to the parent company includes dividend on ordinary share capital £81m (1H24: £99m and 2H24: £213m), coupon payment on additional tier 1 instrument £86m (1H24: £83m and 2H24: £140m).